Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statements of Operations
Revenue, net	$ 116,214	$ 72,046	$ 204,130	$ 146,042
Voyage expenses	(29,831)	(25,177)	(55,757)	(56,209)
Vessel operating expenses	(18,950)	(15,424)	(36,758)	(30,620)
Operating expense component	(533)	(2,984)	(1,029)	(6,023)
Vessel lease expense component	(491)	(2,745)	(947)	(5,541)
Depreciation	(9,135)	(7,900)	(18,518)	(15,553)
Amortization of deferred drydock expenditures	(1,728)	(1,255)	(3,573)	(2,178)
General and administrative expenses
Corporate	(4,638)	(4,831)	(9,822)	(9,780)
Commercial and chartering	(1,126)	(1,252)	(2,359)	(2,489)
Gain on vessels sold	12,201		12,201	0
Interest expense and finance costs	(1,739)	(1,043)	(3,828)	(1,978)
Interest income	286	306	480	414
Income before taxes and equity method investments	60,530	9,741	84,220	16,085
Income tax	(10)	(39)	(66)	(65)
Loss from equity method investments	(5)	(103)	(55)	(167)
Net Income	60,515	9,599	84,099	15,853
Preferred dividends		(636)	0	(1,265)
Net Income attributable to common stockholders	$ 60,515	$ 8,963	$ 84,099	$ 14,588
Net income per share, basic (in dollars per share)	$ 1.48	$ 0.22	$ 2.06	$ 0.36
Net income per share, diluted (in dollars per share)	$ 1.48	$ 0.22	$ 2.05	$ 0.36
Weighted average number of shares outstanding, basic (in shares)	40,806,758	40,630,651	40,780,012	40,551,803
Weighted average number of shares outstanding, diluted (in shares)	40,964,534	40,689,775	40,934,360	40,665,703